UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund
(Ticker Symbol: IRONX)

Annual Report
September 30, 2011

Table of Contents

Letter to Shareholders	1
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Public Accounting Firm	16
Fund Expenses	17
Supplemental Information	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

To Our Fellow Shareholders:

Overview
In our inaugural year, the Fund navigated a binary market that went from unrelenting optimism to pervasive pessimism.  In the first nine months of the Fund’s existence, the market shrugged off persistent unemployment, unrest in the Middle East, a devastating tragedy in Japan and a shift to a “negative” outlook on U.S. Treasuries from Standard & Poor’s.  In August, risk assets were sent into a tailspin as the reality of a divided government unable to address fiscal challenges prompted Standard & Poor’s to downgrade U.S. Treasuries.  Over the ensuing two months, fears of a double-dip recession were reignited as Europe struggled with a sovereign debt crisis.

Performance
The Fund ended its fiscal year on September 30, 2011 with a gain of 6.23%.  Over the same period, the S&P 500 fell by -1.74%.  While we are pleased with the performance of the Fund during this turbulent period, we must consider the amount of risk that accompanied those returns.  The Fund had an annualized standard deviation of 11.45% during this volatile period, which compares favorably to the S&P 500’s annualized standard deviation of 20.30% for the same period.1

This reduction in risk is best illustrated by looking at the frequency of significant declines over the past year.  The S&P 500 had thirty-six days in which it lost more than 1%, while the Fund had six days.  Moreover, the S&P 500 had fourteen days in which it lost more than 2%, while the Fund had three days.

The S&P 500 peaked on April 30, and by September 30, the index had declined by -16.26%, whereas the Fund declined by -3.66% over the same period.  As volatility increased over the year, the Fund monetized this increase in volatility through the receipt of additional premium income.  By receiving dynamic compensation for the overall level of risk in the portfolio, the Fund was able to retain a larger portion of its gains as the fiscal year ended.

Outlook
It is our opinion that the recent bout of extreme volatility signals a general increase in the baseline level of volatility for risk assets.  The following quote encapsulates our outlook:

“It has become more likely for stock prices to make large swings - on the order of 3 percent or 4 percent - than it has been in any other time in recent stock market history, according to an analysis by The New York Times of price changes in the Standard & Poor’s 500 stock market index since 1962.”
-New York Times, September 9, 2011

While volatility is indifferent to direction, we will continue our efforts to manage risk in a prudent manner.

Sincerely,

Rudy Aguilera
Portfolio Manager

1Standard Deviation is a common measure of the volatility of investment returns.

Equity markets fluctuate based on price movements.  Foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments and changes in the regulatory environment of foreign countries.  Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.

The value of the Fund’s positions in options will fluctuate in response to changes in the values of the assets they track and may be subject to greater fluctuations in value than investments in the underlying assets.  The risk involved in selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to buy the underlying security from the purchaser at an exercise price that is higher than its prevailing market price.  The trading of options is a highly specialized activity that entails greater than ordinary investment risks.

Fixed-income securities respond to economic developments, particularly interest rate changes and the creditworthiness of individual issuers.  Changes in interest rates may cause the value of a security to fluctuate, with lower rated securities more volatile than higher rated securities.  Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

The Fund and the Advisor are new, and there can be no guarantee that the Advisor’s strategies will produce the desired result.  The portfolio manager of the Fund, while having experience in the investment management industry, has not previously managed investments for a registered investment company.

Ironclad Managed Risk Fund
FUND PERFORMANCE AND SUMMARY at September 30, 2011

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the CBOE S&P 500 PutWrite Index and the S&P 500 Index.  Results include the reinvestment of all dividends and capital gains.

The CBOE S&P 500 PutWrite Index is a benchmark index measuring the performance of fully collateralized sales of one-month put options on the S&P 500 Index against a portfolio of Treasury Bills.  The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general.  These indices are unmanaged, not available for investment and do not reflect expenses, fees or sales charge, which would lower performance.

Total Returns as of September 30, 2011
			Since
	3 Months	6 Months	Inception*
Ironclad Managed Risk Fund	-3.57%	-2.77%	6.23%
CBOE S&P 500 PutWrite Index	-11.25%	-10.06%	-3.79%
S&P 500 Index	-13.87%	-13.78%	-1.74%
* Inception date 10/14/10.

The performance data quoted here represents past performance.  Past performance is no guarantee of future results.  Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.  To obtain performance information current to the most recent month-end, please call (888) 979-IRON.

Returns reflect the reinvestment of distributions made by the Fund and do not reflect the deduction of taxes a shareholder would pay on the Fund distributions or the redemption of Fund shares.

Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Gross and net expense ratio for the Fund is 1.25%, which are the amounts stated in the current prospectus as of the date of this report.  The Advisor is obligated to pay all Fund expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation).

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011

Number of Contracts		Value
	Options Contracts - 2.7%
	Put Options
300	S&P 500 Index
	Exercise Price: $1,075, Expiration Date: October 22, 2011	$729,000
300	S&P 500 Index
	Exercise Price: $1,175, Expiration Date: October 22, 2011	1,960,500
	Total Put Options	2,689,500
	(Cost $1,200,295)

Principal Amount
	Short-Term Investments - 90.2%
$65,000,000	U.S. Treasury Bill	64,998,265
	Zero coupon, 0.000%
	Effective Yield, 10/27/2011*
25,796,775	UMB Money Market Fiduciary, 0.01% +	25,796,775
	Total Short-Term Investments	90,795,040
	(Cost $90,795,040)

	Total Investments - 92.9%	93,484,540
	(Cost $91,995,335)
	Other Assets in Excess of Liabilities - 7.1%	7,174,355
	Total Net Assets - 100.0%	$100,658,895

Number of Contracts
	Written Options Contracts - (3.7)%
	Put Options
(600)	S&P 500 Index
	Exercise Price: $1,115, Expiration Date: October 7, 2011	(1,290,000)
(600)	S&P 500 Index
	Exercise Price: $1,125, Expiration Date: October 22, 2011	(2,421,000)
	Total Put Options	$(3,711,000)
	(Proceeds $2,144,541)

* Security segregated as cover for open written option contracts.
+ The rate is the annualized seven-day yield at period end.

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011

Holdings Allocation ^
U.S. Treasury Bill	64.6%
Money Market	25.6%
Other Assets in Excess of Liabilities	7.1%
Options Contracts	2.7%
^ As a percentage of net assets

See accompanying Notes to Financial Statements

Ironclad Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

ASSETS
Investments in securities, at value (cost $91,995,335)	$93,484,540
Receivables:
Investment securities sold	1,079,837
Fund shares sold	5,945
Dividends and interest	221
Segregated cash with broker	9,984,669
Total assets	104,555,212

LIABILITIES
Investments in options written, at value (Proceeds $2,144,541)	3,711,000
Payables:
Due to advisor	102,955
Fund shares redeemed	82,362
Total liabilities	3,896,317

NET ASSETS	$100,658,895

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$98,411,814
Accumulated net realized gain on investments and options	2,324,335
Net unrealized depreciation on investments and options	(77,254)
Net Assets	$100,658,895

Number of shares issued and outstanding (par value of $0.01 per
share with unlimited number of shares authorized)	9,568,819
Net Asset Value per share	$10.52

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF OPERATIONS
For the Period October 14, 2010* through September 30, 2011

Investment Income
Income
Interest	$40,510
Total income	40,510

Expenses
Advisory fee	876,814
Interest expense	4,675
Total expenses	881,489
Net investment loss	(840,979)

Realized and Unrealized Gain (Loss) from Investments and Options
Net realized gain (loss) from:
Investments	188,073
Purchased options	(1,950,624)
Written options	5,365,267
Total net realized gain on investments and options	3,602,716
Net change in unrealized appreciation (depreciation) on:
Options	(77,254)
Total net change in unrealized loss on options	(77,254)

Net realized and unrealized gain on investments and options	3,525,462

Net Increase in Net Assets from Operations	$2,684,483

*Commencement of Operations

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
October 14, 2010*
to September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(840,979)
Net realized gain on investments and written options	3,602,716
Net unrealized depreciation on investments and written options	(77,254)
Net increase in net assets resulting from operations	2,684,483

Distributions to Shareholders
From net capital gains	(437,402)

Capital Transactions
Net proceeds from shares sold	105,369,168
Reinvestment of distributions	437,402
Cost of shares redeemed1	(7,394,756)
Net change in net assets from capital transactions	98,411,814

Total increase in net assets	100,658,895

Net Assets
Beginning of period	-
End of period	$100,658,895

Accumulated net investment loss	$-

Capital Share Transactions	Shares
Shares sold	10,221,181
Shares reinvested	42,261
Shares redeemed	(694,623)
Net increase	9,568,819

* Commencement of Operations

1 Net of redemption fee proceeds of $3,340

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the Period.

	For the period
	October 14, 2010* to
	September 30, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss**	(0.12)
Net realized and unrealized gain on investments	0.74
Total from investment operations	0.62

Less Distributions:
From net realized gain	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$10.52

Total return	6.23%	1

Ratios and Supplemental Data
Net assets, end of period (in 000's)	$100,659

Ratio of expenses to average net assets 3	1.26%	2
Ratio of net investment loss to average net assets 4	(1.20)%	2

Portfolio turnover rate	-%	1

*	Commencement of Operations
**	Based on average daily shares outstanding.
1	Not annualized.
2	Annualized.
3	Includes interest expense. If these expenses were excluded, the ratio of expenses to average net assets would have been 1.25%.
4	Includes interest expense. If these expenses were excluded, the ratio of net investment loss to average net assets would have been (1.19)%.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011

Note 1 – Organization
Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– September 30, 2011
Continued

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially investment company income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Note 3 - Investment Advisory
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor is obligated to pay all Fund expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation).

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– September 30, 2011
Continued

Note 4 – Federal Income Taxes
At September 30, 2011, gross unrealized appreciation and depreciation of investments and options written based on cost for federal income tax purposes were as follows:

Cost of investments	$93,484,540

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation	$-

Proceeds from options written	$(3,711,000)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$435,656
Undistributed long-term capital gains	1,811,425

Tax accumulated earnings	2,247,081
Accumulated capital and other losses	-
Unrealized depreciation	-

Total accumulated earnings	$2,247,081

The tax character of the distributions paid during the fiscal year ended September 30, 2011 was as follows:

Distributions paid from:	September 30, 2011

Ordinary Income	$138,741
Net long term capital gains	298,661

Total distributions paid	$437,402

The Fund designates $298,661 as long-term capital gains distributions for the fiscal year ended September 30, 2011.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  The reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2011, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment loss and accumulated realized gains as follows:

Increase (Decrease)
	Undistributed Net	Accumulated
Paid in Capital	Investment Loss	Realized Gains
$-	$840,979	$(840,979)

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– September 30, 2011
Continued

Note 5 – Investment Transactions
The Fund’s primary strategy consists of selling covered put options on exchange traded funds (“ETFs”) and equity indexes.  The Fund did not have any purchases or sales of investments with maturities of one year or more during the period October 14, 2010 (commencement of operations) through September 30, 2011.

Transactions in option contracts written for the period October 14, 2010 through September 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Outstanding at October 14, 2010 (commencement of operations)	-	$-
Options written	124,896	28,423,339
Options terminated in closing purchasing transactions	(42,397)	(10,898,115)
Options expired	(70,666)	(14,532,284)
Options exercised	(10,633)	(848,399)
Outstanding at September 30, 2011	1,200	$2,144,541

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1, which are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– September 30, 2011
Continued

value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at value
Short-Term Investments
Money Market	$25,796,775	-	-	$25,796,775
U.S. Treasury Bill	-	64,998,265	-	64,998,265
Other Financial Instruments
Option Contracts	729,000	1,960,500	-	2,689,500
Total Assets	$26,525,775	$66,958,765	-	$93,484,540

Liabilities Table
Other Financial Instruments
Written Option Contracts	$(1,290,000)	(2,421,000)	-	$(3,711,000)
Total Liabilities	$(1,290,000)	(2,421,000)	-	$(3,711,000)

*The fund did not hold any Level 3 securities at September 30, 2011. There were no transfers into and out of Level 1, 2, and 3 during the period ended September 30, 2011.

Note 8 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period October 14, 2010 (commencement of operations) through September 30, 2011.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– September 30, 2011
Continued

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.

The fair values of derivative instruments as of September 30, 2011 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Purchased Option Contracts	Investments in securities, at value	$2,689,500	Written Option Contracts, at value	$(3,711,000)
Total		$2,689,500		$(3,711,000)

The effects of derivative instruments on the Statement of Operations for the period October 14, 2010 (commencement of operations) through September 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts
Equity contracts	$(1,950,624)	$5,365,267
Total	$(1,950,624)	$5,365,267

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts
Equity contracts	$1,489,205	$(1,566,459)
Total	$1,489,205	$(1,566,459)

Note 9 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events providing additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions occurring during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Note 10 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Ironclad Managed Risk Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period October 14, 2010 (commencement of operations) to September 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ironclad Managed Risk Fund as of September 30, 2011, and the results of its operations, the changes in its net assets, and its financial highlights for the period October 14, 2010 to September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 28, 2011

Ironclad Managed Risk Fund
Fund Expenses – September 30, 2011

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/11 to 9/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/11	9/30/11	4/1/11 – 9/30/11
Actual Performance	$1,000.00	$972.30	$6.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund’s annualized expense ratio of 1.26% (including interest expense) multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 979-4766 (IRON).  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	41	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	41	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	41	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	41	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990-2001).	41	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994-2001).
			N/A	N/A

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997-2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

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Investment Advisor
Ironclad Investments LLC
37 North Orange Avenue, Suite 500
Orlando, Florida 32801

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 979-4766 (IRON) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 979-4766 (IRON) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 979-4766 (IRON).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Ironclad Funds
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (888) 979-4766 (IRON)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-998-9890.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2011	FYE 9/30/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2011	FYE 9/30/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 9/30/2011	FYE 9/30/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	December 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	December 5, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	December 5, 2011